Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 60,078
2017	54,622
2018	49,874
2019	44,375
2020	34,520
Thereafter	159,417
Total	$ 402,886	$ 366,985